Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
							$100 Investment Based
					Average	Average	On:
	Summary	Summary			Summary	Compensation		Peer
	Compensation	Compensation	Compensation	Compensation	Compensation	Actually	Arrow's	Group
	Table Total for	Table Total for	Actually Paid	Actually Paid	Table Total	Paid to	Total	Total	Net
	First	Second	to First	to Second	for Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Absolute
Year[1] (a)	PEO[2] (b)	PEO[2] (c)	PEO[3] (d)	PEO[3] (e)	NEOs[2] (f)	NEOs[3] (g)	Return[4] (h)	Return[5] (i)	(in millions)[6] (j)	EPS[7] (k)
2023	$8,891,814	n/a	$11,494,294	n/a	$3,224,995	$3,983,576	$144	$181	$ 904	$17.06
2022	$7,478,225	$11,550,022	$8,049,694	$6,516,685	$2,734,955	$2,070,990	$123	$140	$1,427	$23.13
2021	n/a	$12,880,838	n/a	$24,843,768	$3,902,722	$6,736,978	$158	$157	$1,108	$15.60
2020	n/a	$11,703,943	n/a	$14,433,945	$3,705,149	$4,146,853	$115	$106	$584	$7.92

(1)	NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2023	Sean J. Kerins (PEO 1)	Rajesh K. Agrawal, Gretchen K. Zech, Kristin D. Russell, Carine L. Jean-Claude, Michael J. Long, Kirk D. Schell
2022	Sean J. Kerins (PEO 1) Michael J. Long (PEO 2)	Rajesh K. Agrawal, Kirk D. Schell, Gretchen K. Zech, Vincent P. Melvin, Richard A. Seidlitz, Christopher D. Stansbury
2021	Michael J. Long (PEO 2)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Vincent P. Melvin
2020	Michael J. Long (PEO 2)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Andrew D. King

(2)	Amounts reflect the table labeled “2023 Summary Compensation Table” for our NEOs for each corresponding year.
(3)

The following table shows the adjustment to the total compensation reported in the “2023 Summary Compensation Table” for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved. The “compensation actually paid” for 2020 – 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect application of SEC guidance relating to retirement vesting treatment and valuing performance awards as well as to correct the inadvertent exclusion of the new hire grants received by Mr. Agrawal and Mr. Schell in 2022.

	2023		2022			2021		2020
		Non-PEO			Non-PEO		Non-PEO		Non-PEO
	PEO 1	NEO Average	PEO 1	PEO 2	NEO Average	PEO 2	NEO Average	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$8,891,814	$3,224,995	$7,478,225	$11,550,022	$2,734,955	$12,880,838	$3,902,722	$11,703,943	$3,705,149
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$(2,517,506)	$(455,737)	$(533,030)	$—	$—	$—	$(594,473)	$(979,530)	$(951,949)
Amount added for Current Year Service Cost (b)	$762,082	$269,720	$—	$(14,085)	$273,214	$(13,682)	$544,659	$(12,599)	$528,740
Amount added for Prior Year Service Cost Impacting Current Year (b)	$2,692,795	$—	$3,029,395	$—	$—	—	$—	$—	$—
Total Adjustments for Pension	$937,371	$(186,017)	$2,496,365	$(14,085)	$273,214	$(13,682)	$(49,814)	$(992,129)	$(423,209)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(4,000,040)	$(1,725,039)	$(3,500,063)	$(6,000,112)	$(1,615,082)	$(6,000,028)	$(1,625,076)	$(6,000,044)	$(1,475,005)
Year-end fair value of unvested awards granted in the current year(d)	$3,932,171	$1,511,458	$2,930,470	$4,913,326	$1,492,162	7,563,832	$2,048,625	$7,369,405	$1,957,883
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$1,305,688	$824,037	$(895,968)	$(2,095,192)	$(255,980)	$10,018,282	$2,368,526	$4,051,168	$776,509
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—	$—	$—	—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$427,290	$451,940	$(459,335)	$(1,837,274)	$(225,767)	$394,526	$91,995	$(1,698,398)	$(394,474)
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(117,798)	$—	$—	$(332,512)	—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$1,665,109	$944,598	$(1,924,896)	$(5,019,252)	$(937,179)	$11,976,612	$2,884,070	$3,722,131	$864,913
Compensation Actually Paid	$11,494,294	$3,983,576	$8,049,694	$6,516,685	$2,070,990	$24,843,768	$6,736,978	$14,433,945	$4,146,853

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “2023 Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “2023 Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year.

(4)	The amounts in this column show changes over our past four fiscal years in the value of $100 (assuming reinvestment of dividends) invested in Arrow’s common shares traded on the NYSE.
(5)

The amounts in this column show changes over the past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in Arrow’s peer group, consisting of Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., WESCO International, Inc., CDW Corp., HP Inc., HP Enterprise Co., and TD SYNNEX Corp. In 2020, our peer group consisted of Anixter International Inc., Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., Tech Data Corporation, and WESCO International, Inc. (the “2020 Peer Group”).

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements in its Annual Report on Form 10-K for the applicable year.
(7)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Absolute EPS is the financial performance measure that, in our assessment, represents the most important performance measure used to link “compensation actually paid” to NEOs to Company performance in 2023. Absolute EPS determines the payout with respect to 70% of our 2023 annual cash incentive. See Appendix to this Proxy Statement for a reconciliation of Absolute EPS to the most directly comparable GAAP measure.

Company Selected Measure Name	Absolute EPS
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following:

Year	PEOs	Non-PEO NEOs
2023	Sean J. Kerins (PEO 1)	Rajesh K. Agrawal, Gretchen K. Zech, Kristin D. Russell, Carine L. Jean-Claude, Michael J. Long, Kirk D. Schell
2022	Sean J. Kerins (PEO 1) Michael J. Long (PEO 2)	Rajesh K. Agrawal, Kirk D. Schell, Gretchen K. Zech, Vincent P. Melvin, Richard A. Seidlitz, Christopher D. Stansbury
2021	Michael J. Long (PEO 2)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Vincent P. Melvin
2020	Michael J. Long (PEO 2)	Sean J. Kerins, Christopher D. Stansbury, Gretchen K. Zech, Andrew D. King

Peer Group Issuers, Footnote
(5)

The amounts in this column show changes over the past four fiscal years in the value of $100 (assuming reinvestment of dividends), invested in Arrow’s peer group, consisting of Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., WESCO International, Inc., CDW Corp., HP Inc., HP Enterprise Co., and TD SYNNEX Corp. In 2020, our peer group consisted of Anixter International Inc., Avnet, Inc., Celestica Inc., Flex Ltd., Jabil Inc., Tech Data Corporation, and WESCO International, Inc. (the “2020 Peer Group”).

Adjustment To PEO Compensation, Footnote
(3)

The following table shows the adjustment to the total compensation reported in the “2023 Summary Compensation Table” for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved. The “compensation actually paid” for 2020 – 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect application of SEC guidance relating to retirement vesting treatment and valuing performance awards as well as to correct the inadvertent exclusion of the new hire grants received by Mr. Agrawal and Mr. Schell in 2022.

	2023		2022			2021		2020
		Non-PEO			Non-PEO		Non-PEO		Non-PEO
	PEO 1	NEO Average	PEO 1	PEO 2	NEO Average	PEO 2	NEO Average	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$8,891,814	$3,224,995	$7,478,225	$11,550,022	$2,734,955	$12,880,838	$3,902,722	$11,703,943	$3,705,149
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$(2,517,506)	$(455,737)	$(533,030)	$—	$—	$—	$(594,473)	$(979,530)	$(951,949)
Amount added for Current Year Service Cost (b)	$762,082	$269,720	$—	$(14,085)	$273,214	$(13,682)	$544,659	$(12,599)	$528,740
Amount added for Prior Year Service Cost Impacting Current Year (b)	$2,692,795	$—	$3,029,395	$—	$—	—	$—	$—	$—
Total Adjustments for Pension	$937,371	$(186,017)	$2,496,365	$(14,085)	$273,214	$(13,682)	$(49,814)	$(992,129)	$(423,209)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(4,000,040)	$(1,725,039)	$(3,500,063)	$(6,000,112)	$(1,615,082)	$(6,000,028)	$(1,625,076)	$(6,000,044)	$(1,475,005)
Year-end fair value of unvested awards granted in the current year(d)	$3,932,171	$1,511,458	$2,930,470	$4,913,326	$1,492,162	7,563,832	$2,048,625	$7,369,405	$1,957,883
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$1,305,688	$824,037	$(895,968)	$(2,095,192)	$(255,980)	$10,018,282	$2,368,526	$4,051,168	$776,509
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—	$—	$—	—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$427,290	$451,940	$(459,335)	$(1,837,274)	$(225,767)	$394,526	$91,995	$(1,698,398)	$(394,474)
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(117,798)	$—	$—	$(332,512)	—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$1,665,109	$944,598	$(1,924,896)	$(5,019,252)	$(937,179)	$11,976,612	$2,884,070	$3,722,131	$864,913
Compensation Actually Paid	$11,494,294	$3,983,576	$8,049,694	$6,516,685	$2,070,990	$24,843,768	$6,736,978	$14,433,945	$4,146,853

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “2023 Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “2023 Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,224,995	$ 2,734,955	$ 3,902,722	$ 3,705,149
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,983,576	2,070,990	6,736,978	4,146,853
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The following table shows the adjustment to the total compensation reported in the “2023 Summary Compensation Table” for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with the Rules. Because “compensation actually paid,” as calculated per the Rules, requires the inclusion of equity awards as compensation prior to vesting of the awards, the amounts reported below do not reflect the actual compensation earned by or paid to our NEOs during the applicable year, with a significant portion of the “compensation actually paid” subject to forfeiture if the underlying vesting conditions are not achieved. The “compensation actually paid” for 2020 – 2022 has been updated from the amounts reported in the Company’s 2023 Proxy Statement to reflect application of SEC guidance relating to retirement vesting treatment and valuing performance awards as well as to correct the inadvertent exclusion of the new hire grants received by Mr. Agrawal and Mr. Schell in 2022.

	2023		2022			2021		2020
		Non-PEO			Non-PEO		Non-PEO		Non-PEO
	PEO 1	NEO Average	PEO 1	PEO 2	NEO Average	PEO 2	NEO Average	PEO 2	NEO Average
Total Compensation from the Summary Compensation Table	$8,891,814	$3,224,995	$7,478,225	$11,550,022	$2,734,955	$12,880,838	$3,902,722	$11,703,943	$3,705,149
Adjustments for Pension
Adjustment Summary Compensation Table Pension (a)	$(2,517,506)	$(455,737)	$(533,030)	$—	$—	$—	$(594,473)	$(979,530)	$(951,949)
Amount added for Current Year Service Cost (b)	$762,082	$269,720	$—	$(14,085)	$273,214	$(13,682)	$544,659	$(12,599)	$528,740
Amount added for Prior Year Service Cost Impacting Current Year (b)	$2,692,795	$—	$3,029,395	$—	$—	—	$—	$—	$—
Total Adjustments for Pension	$937,371	$(186,017)	$2,496,365	$(14,085)	$273,214	$(13,682)	$(49,814)	$(992,129)	$(423,209)
Adjustments for Equity Grants
Adjustment for grant date values in the Summary Compensation Table(c)	$(4,000,040)	$(1,725,039)	$(3,500,063)	$(6,000,112)	$(1,615,082)	$(6,000,028)	$(1,625,076)	$(6,000,044)	$(1,475,005)
Year-end fair value of unvested awards granted in the current year(d)	$3,932,171	$1,511,458	$2,930,470	$4,913,326	$1,492,162	7,563,832	$2,048,625	$7,369,405	$1,957,883
Year-over-year difference of year-end fair values for unvested awards granted in prior years(d)	$1,305,688	$824,037	$(895,968)	$(2,095,192)	$(255,980)	$10,018,282	$2,368,526	$4,051,168	$776,509
Fair values at vest date for awards granted and vested in the current year (d)	$—	$—	$—	$—	$—	—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(d)	$427,290	$451,940	$(459,335)	$(1,837,274)	$(225,767)	$394,526	$91,995	$(1,698,398)	$(394,474)
Forfeitures during the current year equal to the prior year-end fair value(d)	$—	$(117,798)	$—	$—	$(332,512)	—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$1,665,109	$944,598	$(1,924,896)	$(5,019,252)	$(937,179)	$11,976,612	$2,884,070	$3,722,131	$864,913
Compensation Actually Paid	$11,494,294	$3,983,576	$8,049,694	$6,516,685	$2,070,990	$24,843,768	$6,736,978	$14,433,945	$4,146,853

(a)

The amounts reflect the change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the “2023 Summary Compensation Table” for the applicable year.

(b)

The amounts represent the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year and any plan modifications during the applicable year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(c)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the “2023 Summary Compensation Table” for the applicable year.
(d)

In accordance with the Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting on December 31, 2019, and subsequently as of each vesting date and as of the end of each fiscal year while the award remains unvested, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, risk-free interest rates and probability of achievement of the underlying performance goals) that are generally consistent with those used to estimate fair value on the grant date under US GAAP.

For options, a Black-Scholes model was used to estimate the fair value as of the various measurement dates. We explain assumptions made in valuing equity awards on the grant date in the “Stock-Based Compensation Plans” section of the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As required by the Rules, the following is a list of the most important performance measures used to link “compensation actually paid” to Company performance. The role of each of these performance measures in our executive compensation programs is more thoroughly discussed in the “Executive Compensation” section in the CD&A along with a description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Tabular List
Absolute EPS
Relative EPS Growth
ROIC
WACC

Total Shareholder Return Amount	$ 144	123	158	115
Peer Group Total Shareholder Return Amount	181	140	157	106
Net Income (Loss)	$ 904,000,000	$ 1,427,000,000	$ 1,108,000,000	$ 584,000,000
Company Selected Measure Amount | $ / shares	17.06	23.13	15.60	7.92
PEO Name	Sean J. Kerins
Annual cash incentive percentage to determine Absolute EPS	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute EPS
Non-GAAP Measure Description
(7)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Absolute EPS is the financial performance measure that, in our assessment, represents the most important performance measure used to link “compensation actually paid” to NEOs to Company performance in 2023. Absolute EPS determines the payout with respect to 70% of our 2023 annual cash incentive. See Appendix to this Proxy Statement for a reconciliation of Absolute EPS to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	WACC
Sean J. Kerins
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,891,814	$ 7,478,225
PEO Actually Paid Compensation Amount	11,494,294	8,049,694
Michael J. Long
Pay vs Performance Disclosure
PEO Total Compensation Amount		11,550,022	$ 12,880,838	$ 11,703,943
PEO Actually Paid Compensation Amount		6,516,685	24,843,768	14,433,945
PEO | Sean J. Kerins | Total Adjustments for Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	937,371	2,496,365
PEO | Sean J. Kerins | Adjustment Summary Compensation Table Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,517,506)	(533,030)
PEO | Sean J. Kerins | Amount added for Current Year Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,082
PEO | Sean J. Kerins | Amount added for Prior Year Service Cost Impacting Current Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,692,795	3,029,395
PEO | Sean J. Kerins | Total Adjustments for Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,665,109	(1,924,896)
PEO | Sean J. Kerins | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,040)	(3,500,063)
PEO | Sean J. Kerins | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,932,171	2,930,470
PEO | Sean J. Kerins | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,305,688	(895,968)
PEO | Sean J. Kerins | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	427,290	(459,335)
PEO | Michael J. Long | Total Adjustments for Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,085)	(13,682)	(992,129)
PEO | Michael J. Long | Adjustment Summary Compensation Table Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(979,530)
PEO | Michael J. Long | Amount added for Current Year Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,085)	(13,682)	(12,599)
PEO | Michael J. Long | Total Adjustments for Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,019,252)	11,976,612	3,722,131
PEO | Michael J. Long | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,000,112)	(6,000,028)	(6,000,044)
PEO | Michael J. Long | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,913,326	7,563,832	7,369,405
PEO | Michael J. Long | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,095,192)	10,018,282	4,051,168
PEO | Michael J. Long | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,837,274)	394,526	(1,698,398)
Non-PEO NEO | Total Adjustments for Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,017)	273,214	(49,814)	(423,209)
Non-PEO NEO | Adjustment Summary Compensation Table Pension
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,737)		(594,473)	(951,949)
Non-PEO NEO | Amount added for Current Year Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,720	273,214	544,659	528,740
Non-PEO NEO | Total Adjustments for Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	944,598	(937,179)	2,884,070	864,913
Non-PEO NEO | Adjustment for grant date values in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,725,039)	(1,615,082)	(1,625,076)	(1,475,005)
Non-PEO NEO | Year-end fair value of unvested awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,511,458	1,492,162	2,048,625	1,957,883
Non-PEO NEO | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	824,037	(255,980)	2,368,526	776,509
Non-PEO NEO | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,940	(225,767)	$ 91,995	$ (394,474)
Non-PEO NEO | Forfeitures during the current year equal to the prior year-end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (117,798)	$ (332,512)